Combined Consolidated Statements of Cash Flows - FP Land LLC (FP Land LLC, predecessor business, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Grain facilities	Dec. 31, 2012 Grain facilities	Dec. 31, 2012 Cottonwood	Dec. 31, 2012 Cottonwood Real estate	Dec. 31, 2012 Cottonwood Grain facilities	Dec. 31, 2012 Cottonwood Irrigation improvements
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 34,172	$ 586,352
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	148,547	124,576
Amortization of deferred financing fees	57,976	27,968
(Increase) decrease in accounts receivable	(463,700)	31,800
Decrease in accrued interest	(154,795)	(24,244)
Increase in accrued expenses	549,745
(Decrease) increase in accrued property taxes	(148,326)	28,516
Net cash provided by operating activities	23,619	774,968
CASH FLOWS FROM INVESTING ACTIVITIES
Real estate acquisitions	(1,147,188)	(3,811,770)
Improvements construction and additions			(255,999)	(384,283)
Net cash used in investing activities	(1,649,415)	(4,250,943)
CASH FLOWS FROM FINANCING ACTIVITIES
Borrowings from mortgage notes payable	13,736,041	4,968,701
Repayments on mortgage notes payable	(6,869,535)	(2,961,966)
Financing fees	(175,398)
Contributions	1,673,450	4,461,748
Distributions	(6,764,912)	(2,973,355)
Net cash provided by financing activities	1,599,646	3,495,128
NET (DECREASE) INCREASE IN CASH	(26,150)	19,153
CASH, BEGINNING OF PERIOD	42,955	23,802
CASH, END OF PERIOD	16,805	42,955
Cash paid during year for interest	1,439,113	1,161,414
In conjunction with the Cottonwood business combination, the company assumed the following assets and liabilities:
Acquired real estate and improvements						3,419,833	408,426	54,667
Property tax liability assumed					(21,420)
Accrued interest assumed					(1,091)
Debt assumed					(300,000)
Cottonwood business combination					3,560,415
Seller financing of real estate acquisition		1,533,845
Capitalization of deferred offering costs as a result of pending financing transaction	$ 699,013